                    U.S. SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.  Name and address of issuer:

     United Investors Life Insurance Company
     Life Variable Account
     2001 Third Avenue South
     Birmingham, Alabama  35233

2.  Name of each series or class of funds for which this notice is filed:

     United Investors Life Insurance Company
     Life Variable Account  (File No. 33-11465)

3.   Investment Company Act File Number:

                                   811-4987

      Securities Act File Number:

                                   33-11465

4.  Last day of fiscal year for which this notice is filed:

                                   December 31

5. Check box is this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before determination of the issuer's 24f-2 declaration:
                                   [        ]

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

                                   Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                    0

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                                   0

9.  Number and aggregate sale price of securities sold during the fiscal year:

                                   $    4,939,663

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant or Rule 24f-2:

                                   $    4,939,663

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                   $    0

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10):

                                $      4,939,663

    (ii) Aggregate price of shares issued in connection with fiscal year in reliance on Rule 24f-2 (from Item 10):
           during the fiscal year (if applicable):

                                $        0

    (iii)  Aggregate price of shares redeemed or repurchased

                                $        0

    (iv)   Aggregate price of shares redeemed or repurchased      $  2,778,168
           and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):

    (v)   Net aggregate price of securities sold and issued       $  2,161,495
          during the fiscal year in reliance on Rule 24f-2 [line
          (i), plus (ii), less line (iii), plus line (iv)] (if applicable):


    (vi)  Multiplier prescribed by Section 6(b) of the            $  .00029499
          Securities Act of 1933 or other applicable law or regulation:


    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $        638


13.  Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the
     Commission's Rule of Informal and Other Procedures
     (17  CFR 202.3a):                                              [   X    ]



     Date of mailing or wire transfer of filing fees to        February 18, 1998
     the Commission's lockbox depository:



                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

BY: /s/: James L. Sedgwick
    ---------------------------------------------
    James L. Sedgwick, President
    United Investors Life Insurance Company, the Depositor of the Life Variable Account


Date: March 17, 1998